Subsequent Events	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events

20. SUBSEQUENT EVENTS

2017 Acquisition

On January 3, 2017, the Company acquired all of the issued and outstanding securities of Unidesk Corporation (“Unidesk”). Unidesk is the inventor of the Microsoft Windows application packaging and management technology known as layering. Citrix acquired Unidesk to enhance and provide a demonstrable difference in application management and delivery. By incorporating the Unidesk technology into XenApp and XenDesktop, Citrix will advance its industry leadership by offering the most powerful and easy to deploy application layering solution available for delivering and managing applications and desktops in the cloud, on-premises and in hybrid deployment environments. The total preliminary cash consideration for this transaction was approximately $60.5 million, net of $2.7 million cash acquired. Transaction costs associated with the acquisition are currently estimated at $0.3 million, of which the Company expensed $0.3 million during the year ended December 31, 2016, which were included in General and administrative expense in the accompanying consolidated statements of income.